Income Taxes	3 Months Ended
Jun. 30, 2011
Income Taxes
Income Tax Disclosure [Text Block]

The total outstanding balance for liabilities related to unrecognized tax benefits at June 30, 2011 was approximately $456 of which $21 was associated with interest and penalties. We account for interest expense and penalties for unrecognized tax benefits as part of our income tax provision.